UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-07471


Matthew 25 Fund, Inc.
(Exact name of registrant as specified in charter)


607 West Avenue
Jenkintown, PA  19046
(Address of principal executive offices)


Mark Mulholland
607 West Avenue
Jenkintown, PA  19046
(Name and address of agent for service)


Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: September 30, 2008


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

The Matthew 25 Fund
Schedule of Investments
September 30, 2008
(unaudited)


                                Number of Shares  Historical Cost     Value
                                ----------------  ---------------     ------
COMMON STOCKS  --  90.84%


CANNED, FRUITS, VEG &
PRESERVES, JAMS & JELLIES -- 5.25%
  JM Smucker Co.                 47,500             2,236,302         2,407,775


ELECTRONIC COMPUTERS -- 5.57%
  Apple Inc. *                   22,500             3,064,600         2,557,350


FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCY  --  0.67%
  Federal Agricultural
  Mortgage Corp.                 20,000                319,660           82,000
  Federal Agricultural
  Mortgage Corp.Class A          64,000              1,112,830          224,000
                                                    ----------       ----------
                                                     1,432,490          306,000

FIRE, MARINE & CASUALTY INSURANCE  -- 6.26%
  Berkshire Hathaway,
  Class A*                           22              1,051,985        2,873,200

GAS PRODUCTION & DISTRIBUTION  --  5.35%
  El Paso Corporation           192,500              1,354,368        2,456,300

INDUSTRIAL TRUCKS TRACTORS
TRAILERS & STACKERS  --  4.12%
  Terex Corp. *                 62,000               3,493,916        1,892,240


METALWORKING MACHINERY & EQUIPMENT  --  5.30%
  Black & Decker, Inc.          40,000               1,529,914        2,430,000

MISC. SHOPPING GOODS STORE -- 5.93%
  Cabelas, Inc.*                225,000              3,815,452        2,718,000


MISC. TRANSPORTATION EQUIPMENT  --  7.44%
  Polaris Industries, Inc.       75,000              1,151,819        3,411,750


MOTOR VEHICLES & PASSENGER CAR BODIES  --  4.60%
  Honda Motor Co. Ltd.           70,000              2,171,468        2,107,700


ORTHOPEDIC, PROSTHETIC & SURGICAL SUPPLIES  -- 5.14%
  Zimmer Holdings Inc. *         36,500              2,471,758        2,356,440


PERSONAL CREDIT INSTITUTION  --  3.94%
  Advanta Corporation, Class A	266,850              1,584,898        1,315,570
  Advanta Corporation, Class B   59,500                488,056          489,685
                                                     ---------        ---------
                                                     2,072,954        1,805,255

SAVINGS INSTITUTION  --  6.49%
  Abington Community Bancorp    294,000              2,339,358        2,975,280



SECURITY BROKERS, DEALERS & FLOTATION  -- 10.86%
  TD Ameritrade Holding Corp.* 130,000                 997,144        2,167,100
  Goldman Sachs Group, Inc.     22,000               3,624,509        2,816,000
                                                     ---------        ---------
						     4,621,653        4,983,100

STATE COMMERCIAL BANKS --  3.44%
  East West Bancorp, Inc.      115,000               1,522,548        1,575,500


TELEPHONE COMMUNICATIONS -- 5.00%
  Verizon Communications, Inc.  71,500               2,671,655        2,294,435


TRUCKING & COURIER SERVICES -- 5.48%
  United Parcel Service, Inc.	40,000		     2,520,249        2,515,600


                                                    ----------       ----------
                                                    ----------       ----------
TOTAL COMMON STOCKS                                 39,522,489       41,665,925



LIMITED PARTNERSHIPS  --  1.95%
  KKR PRIVATE EQUITY INV.,L.P.  95,000               1,174,465          893,000


PREFERRED STOCKS  --  2.54%

FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCY  --  0.41%
  Federal National Mortage -
    Fannie Mae, Pref.H          22,500                 84,051           80,100
  Federal National Mortage -
    Fannie Mae, Pref.L           7,300                 29,922           25,550
  Federal National Mortage -
    Fannie Mae, Pref.N          24,740                 70,432           80,652
                                                    ----------       ----------
                                                      184,405          186,302

STATE COMMERCIAL BANKS --  2.13%
  East West Bancorp, Inc.      1,100                  964,380          979,462

                                                    ----------       ----------
                                                    ----------       ----------
TOTAL PREFERRED STOCKS                              1,148,785        1,165,764


SHORT-TERM INVESTMENTS  --  3.41%
  US Bank Repurchase Agreements
    Collaterlized by US Gov't  1,564,754             1,564,754        1,564,754
    Agencies, Daily Maturity                         ---------        ---------
                                                     ---------        ---------

TOTAL INVESTMENTS  --   98.74%                     $43,410,493       45,289,443

 Other Assets Less Liabilities  -- 1.26%            ==========          575,753
NET ASSETS  100.00%                                                 ------------
                                                                   $ 45,865,196
                                                                    ============


*Non-income producing security during the period.



The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a lia-bility in an orderly transaction between market participants at the measure-ment date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the trans-parency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments)



The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

                                                                    OTHER
                                                INVESTMENT IN      FINANCIAL
DESCRIPTION                                       SECURITIES      INSTRUMENTS*
==============================================================================
Level 1 - Quoted prices                          $ 44,309,981      $         0
Level 2 - Other significant observable inputs         979,462                0
Level 3 - Significant unobservable inputs                   0                0
                                                  -----------      -----------
Total                                            $ 45,289,443      $         0


*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.




Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Mark Mulholland, President of Matthew 25 Fund, certify that:

1. I have reviewed this report on Form N-Q of the Matthew 25 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Matthew 25 Fund as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Matthew 25 Fund and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;
and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. I have disclosed to the Matthew 25 Fund's auditors and the audit committe of the Matthew 25 Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Matthew 25 Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Matthew 25 Fund's internal control over financial reporting.



Matthew 25 Fund, Inc.

/S/ Mark Mulholland
________________________________
Mark Mulholland, President
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 6, 2008




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 6, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 6, 2008